MERRILL LYNCCH
WORLD INCOME
FUND, INC.







FUND LOGO










Quarterly Report

September 30, 1996



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
World Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH WORLD INCOME FUND, INC.



Officers and
Directors

Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Vincent T. Lathbury III, Vice President
Robert J. Parish, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
State Street Bank & Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863



DEAR SHAREHOLDER



The global economy remained strong, led by the United States in the first half of the year. European growth, mainly in Germany, rebounded sharply from a very weak first quarter. The positive reception to the French and Italian budgets reinforced the momentum toward European Monetary Union (EMU).

Following the US second-quarter gross domestic product (GDP) of 4.8%--the strongest domestic final sales half-year performance in the current cycle--the pace of US growth eased during the quarter ended September 30, 1996. Consumer spending, in particular, has weakened after the strong second quarter. However, with employment growth well above trend and real wages rising, the odds of a sharp drop in consumer spending appear low. In addition, even with some slowing in consumer spending, a positive export outlook should allow for a renewed upswing in manufacturing activity. The lack of an interest rate increase by the Federal Reserve Board at its September Federal Open Market Committee (FOMC) meeting reflected a strong belief that economic activity will slow soon, thereby keeping inflationary pressures under control.

Europe's growth momentum will likely build and broaden as monetary reflation efforts restarted with a 30 basis point (0.30%) cut in the German repurchase rate, while 1996's inventory drag is nearing an end. German activity will probably shift down a bit, but renewed weakness is very unlikely since the Bundesbank will keep interest rates low and next year's fiscal drag should amount to less than 1%. In other parts of Europe, industrial production in the United Kingdom remained soft, although domestic demand is accelerating, while the outlook for inflation over the next few months is still good. In Italy, a clear drop in inflation below 4% allowed the Bank of Italy to cut official interest rates for the first time in 1996. Further official cuts may await the passage of the 1997 budget as the recent wages pick up should make it difficult to get inflation below the 3% target set for 1997. Spain's inflation will probably remain around its current 3.7% level over the next quarter, then head lower as administered prices are reduced. In Sweden, the economy continued to rebound, which is rapidly improving the fiscal position, while inflation troughed below 1% and is unlikely to rise above 2% over the medium term.

The Reserve Bank of Australia's surprise 50 basis point cut in official interest rates validated the recent decline in inflationary expectations which are unlikely to be disappointed before 1997. The Bank of Canada continued lowering interest rates after a further rise in unemployment was coupled with no signs of inflation. Finally, the emerging markets were greatly supported by a number of events: lower inflation and the prospect of a partial debt buyback in Brazil; surprisingly strong second-quarter growth in Mexico; and the signing of a new International Monetary Fund agreement for Venezuela.

Investment Outlook &
Portfolio Strategy
During the quarter ended September 30, 1996, ten-year yields declined in all the developed global markets, except the United States, where yields were unchanged. However, high volatility characterized the US market as prices moved twice from the bottom to the top of the trading range that has been in place since late
March. The European markets were largely boosted by an aggressive interest rate reduction in Germany, aided by respectable budgets in France and Italy. The Australian market recorded the best gain of the developed markets as the surprise easing by the Reserve Bank of Australia reinforced the belief that growth was slowing and the lack of a drop in second-quarter inflation was only a pause in a downtrend.

The US dollar was unchanged versus the Deutschemark as a mid-summer collapse on the back of the US stock market correction was reversed following the lowering of German interest rates. The US dollar declined slightly against the other European currencies and the Australian and Canadian dollars. The unmanaged JP Morgan Global Government Index generated a total return of +3.1% in local terms, and +2.8% in US dollar terms, while the unmanaged Merrill Lynch High Yield Master Index recorded a gain of 3.9% and the unmanaged
JP Morgan Brady Index gained over 10%.

The portfolio mix of dollar bloc countries (United States, Canada, Australia and New Zealand) and European countries shifted slightly during the quarter ended September 30, 1996 from 70%/30% at June 30, 1996 to 68%/32%. We increased the average portfolio maturity from
6.6 years to 7.6 years, then lowered it to 6.4 years by September 30, 1996. The major change in the portfolio was the elimination of the Australian position in August because the currency's interest rate support was removed after the Reserve Bank's interest rate reductions. Part of the proceeds from the sale was used to initiate a position in Canada as well as to raise the high-yield exposure. By the end of July, we completed the reconfiguration of the emerging markets sub-portfolio. We changed from a mix of European and Brady bonds to all Brady issuers because we believe that Brady bonds' outperformance would continue. In Europe, the Fund's overall exposure was increased by adding to our investments in Spain and the United Kingdom, and slightly reducing our position in Sweden. Currency movements had a small positive impact on the portfolio.

The lack of tightening by the Federal Reserve Board at its September FOMC meeting greatly reduced investor anxiety but may have only delayed the inevitable as the strengthening global economic backdrop remained in place. The US economy slowed during the quarter ended September 30, 1996, but solid consumer fundamentals favor renewed economic strengthening. In addition, European growth appears to be on a sustainable upswing, and monetary policy is certainly not going to be tightened given the fiscal tightening set for 1997. In this environment the European markets should continue to outperform, although the richer valuations as compared to earlier this year could limit the extent of outperformance. We expect the emerging markets to benefit from improving fundamentals, while watching developments in Russia and Turkey. Regarding currency movements, the generous spread of US short-term interest rates over Germany and Japan and continued progress toward EMU should keep a solid floor under the US dollar.

The High-Yield Market
The high-yield market continued its upward momentum throughout the quarter ended September 30, 1996. Third-quarter statistics show high-yield bonds outperforming the ten-year Treasury note 3.9% versus 1.95%, on a total return basis. During the September quarter, intense buying pressure caused by the healthy stock market, a Treasury rally and unabated inflows of cash into the market, resulted in a 30 basis point spread compression between high-yield bonds and Treasury notes.

September represented the best total return month for high-yield bonds thus far in 1996. During the quarter, the BB-rated category continued to lag the B-rated sector with +2.98% and +4.88% total returns, respectively. CCC-rated and lower securities returned only +0.52% because of an adverse impact from credit problems not apparent in the broader indexes. High-yield new issuance could post its second-largest year ever. The year-to-date volume of $48 billion exceeds the full-year volume for any year other than 1993, when the all-time high of $72 billion was recorded. The aggregate credit statistics indicate no deterioration in credit quality although some more speculative new issues were issued recently.

The high-yield market substantially outperformed the US Treasury market and high-quality corporate securities thus far this year. For the nine months ended September 30, 1996, the unmanaged Credit Suisse First Boston High Yield Index produced a +7.67% return compared to -2.63% for the ten-year Treasury bond. This caused yield spreads between the two markets to narrow. Yield spreads are now 3.8% between markets, a historically narrow measure of the premium afforded by high yield for the credit risk and lesser liquidity involved in these securities. As we indicated in our June 30, 1996 shareholder's report, there were good reasons for the full valuations. The default rate as a percent of high-yield debt outstanding declined to a relatively low 2.06% for the 12 months ended September 30, 1996. The default rate was 3.63% at December 31, 1995. Low-cost equity, as a result of the buoyant stock market, supported balance sheets and merger and acquisition activity and resulted in credit quality upgrades. Nevertheless, we believe the market is fully priced particularly among securities in the lower quality B-rated and CCC-rated end of the spectrum. Therefore, our strategy involved reducing credit risk through upgrading quality to BB and B+ securities and retaining lower yielding "yield-to-call" issues such as Rowan Companies, Inc. at 11.875% due 2001, which is likely to be called within the next year; and Gulf Canada Resources Ltd. at 9% due 1999, which has a shorter maturity.

The portfolio's allocation in high-yield bonds was approximately 37%--38% of net assets at September 30, 1996. Convertible securities provided the highest component of return among asset categories represented in the portfolio year-to-date. These securities benefited from a strong stock market. As fundamental and technical factors remain positive, we are maintaining the Fund's 7%--8% asset allocation in this sector.

In Conclusion
We thank you for your continued investment in Merrill Lynch World
Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President





(Robert J. Parish)
Robert J. Parish
Vice President and Portfolio Manager





(Vincent T. Lathbury III)
Vincent T. Lathbury III
Vice President and Portfolio Manager

October 31, 1996




PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares++*

Year Ended 9/30/96                        +11.25%         +6.80%
Five Years Ended 9/30/96                  + 8.49          +7.60
Inception (9/29/88) through 9/30/96       +10.46          +9.90
[FN]
++Performance results for per share net asset value of Class A
  Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/96                        +10.53%         +6.53%
Inception (11/18/91) through 9/30/96      + 7.32          +7.32
[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 9/30/96                        +10.35%        + 9.35%
Inception (10/21/94) through 9/30/96      +10.07         +10.07
[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/96                        +10.97%         +6.53%
Inception (10/21/94) through 9/30/96      +10.72          +8.42
[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

Performance
Summary--
Class A Shares++
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*    % Change**
9/29/88--12/31/88          $9.35       $9.68              $0.001                $0.280           + 6.53%
1989                        9.68        9.13               0.002                 1.159           + 6.32
1990                        9.13        8.53                --                   1.463           + 9.46
1991                        8.53        9.30                --                   1.106           +21.99
1992                        9.30        8.85               0.019                 0.990           + 6.15
1993                        8.85        9.28               0.028                 0.750           +14.12
1994                        9.28        8.20                --                   0.711           - 4.05
1995                        8.20        8.69                --                   0.718           +15.35
1/1/96--9/30/96             8.69        8.80                --                   0.492           + 7.31
                                                          ------                ------
                                                    Total $0.050          Total $7.669

                                                         Cumulative total return as of 9/30/96: +121.89%**

++Performance results for per share net asset value of Class A
  Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
 *Figures may include short-term capital gains distributions and return of capital distribution, if any.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.

Performance
Summary--
Class B Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*    % Change**
11/18/91--12/31/91         $9.26       $9.30                --                  $0.112           + 1.64%
1992                        9.30        8.85              $0.019                 0.919           + 5.34
1993                        8.85        9.28               0.028                 0.681           +13.27
1994                        9.28        8.19                --                   0.645           - 4.90
1995                        8.19        8.69                --                   0.653           +14.61
1/1/96--9/30/96             8.69        8.80                --                   0.443           + 6.70
                                                          ------                ------
                                                    Total $0.047          Total $3.453

                                                          Cumulative total return as of 9/30/96: +41.04%**

 *Figures may include short-term capital gains distributions and return of capital distribution, if any.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class C Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*    % Change**
10/21/94--12/31/94         $8.42       $8.19                --                  $0.129           - 1.20%
1995                        8.19        8.68                --                   0.645           +14.38
1/1/96--9/30/96             8.68        8.79                --                   0.439           + 6.66
                                                                                ------
                                                                          Total $1.213

                                                          Cumulative total return as of 9/30/96: +20.53%**

 *Figures may include short-term capital gains distributions and return of capital distribution, if any.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



PERFORMANCE DATA (concluded)

Performance
Summary--
Class D Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*    % Change**
10/21/94--12/31/94         $8.43       $8.20                --                  $0.139           - 1.09%
1995                        8.20        8.69                --                   0.697           +15.06
1/1/96--9/30/96             8.69        8.80                --                   0.476           + 7.11
                                                                                ------
                                                                          Total $1.312

                                                          Cumulative total return as of 9/30/96: +21.90%**

 *Figures may include short-term capital gains distributions and return of capital distribution, if any.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.


Recent
Performance
Results
                                                                                    12 Month    3 Month
                                                   9/30/96   6/30/96    9/30/95     % Change    % Change
Class A Shares*                                    $8.80      $8.64      $8.56       + 2.80%      +1.85%
Class B Shares*                                     8.80       8.63       8.55       + 2.92       +1.97
Class C Shares*                                     8.79       8.63       8.55       + 2.81       +1.85
Class D Shares*                                     8.80       8.64       8.56       + 2.80       +1.85
Class A Shares--Total Return*                                                        +11.25(1)    +3.81(2)
Class B Shares--Total Return*                                                        +10.53(3)    +3.74(4)
Class C Shares--Total Return*                                                        +10.35(5)    +3.60(6)
Class D Shares--Total Return*                                                        +10.97(7)    +3.75(8)
Class A Shares--Standardized 30-day Yield           7.23%
Class B Shares--Standardized 30-day Yield           6.76%
Class C Shares--Standardized 30-day Yield           6.70%
Class D Shares--Standardized 30-day Yield           6.99%

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.686 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.166 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.619 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.149 per share ordinary income dividends.
(5)Percent change includes reinvestment of $0.614 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.148 per share ordinary income dividends.
(7)Percent change includes reinvestment of $0.664 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.160 per share ordinary income dividends.

SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
                                                                                                                     Percent of
AFRICA       Industries       Face Amount        Convertible Bonds                         Cost             Value    Net Assets
South        Metals &      US$     1,000,000  Samancor Ltd., 7% due 6/30/2004        $      965,000   $      980,000    0.1%
Africa       Mining
                                              Total Investments in
                                              African Securities                            965,000          980,000    0.1

LATIN
AMERICA                                         Fixed-Income Investments

Argentina    Communications       10,000,000  Telefonica de Argentina S.A.,
                                                11.875% due 11/01/2004                    9,800,800       10,637,500    0.8

             Foreign               4,000,000  Republic of Argentina, Brady Par
             Government                         Bonds, 5.25% due 3/31/2023                2,223,483        2,335,000    0.2
             Obligations           7,840,800  Republic of Argentina, Par Bonds,
                                                6.625% due 3/31/2005                      6,168,504        6,566,670    0.5
                                                                                     --------------   --------------  ------
                                                                                          8,391,987        8,901,670    0.7

                                              Total Fixed-Income Investments
                                              in Argentina                               18,192,787       19,539,170    1.5

Brazil       Communications        5,000,000  Comtel Brasileira Ltd., 10.75%
                                                due 9/26/2004                             5,000,000        5,112,500    0.4

             Foreign              38,967,498  Republic of Brazil, C Bonds, 8%
             Government                         due 4/15/2014                            25,103,709       27,472,086    2.1
             Obligations

                                              Total Fixed-Income Investments
                                              in Brazil                                  30,103,709       32,584,586    2.5

Colombia     Energy                5,000,000  Oleoducts Central S.A., 9.35%
                                                due 9/01/2005                             5,000,000        4,955,200    0.4

             Utilities            10,000,000  Transgas de Occidente S.A., 9.79%
                                                due 11/01/2010                           10,137,500        9,887,500    0.8

                                              Total Fixed-Income Investments
                                              in Colombia                                15,137,500       14,842,700    1.2

Mexico       Broadcasting &                   Grupo Televisa S.A.:
             Publishing            5,000,000    11.375% due 5/15/2003                     5,040,625        5,225,000    0.4
                                   2,500,000    11.875% due 5/15/2006                     2,679,688        2,662,500    0.2
                                                                                     --------------   --------------  ------
                                                                                          7,720,313        7,887,500    0.6

             Foreign                          United Mexican States, Floating
             Government                       Rate Brady Bonds:
             Obligations           2,000,000    Discount, Series A, 6.398%
                                                due 12/31/2019                            1,562,500        1,682,500    0.1
                                  14,000,000    Par, Series A, 6.25% due 12/31/2019       9,295,472        9,660,000    0.8
                                   7,000,000    Par, Series B, 6.25% due 12/31/2019       4,687,489        4,830,000    0.4
                Pound Sterling    10,000,000  United Mexican States, Government
                                                Bonds, 12.25% due 12/03/1998             17,422,208       16,682,900    1.3
                           US$    23,000,000  United Mexican States, Value
                                                Recovery Rights (f)                               0               23    0.0
                                                                                     --------------   --------------  ------
                                                                                         32,967,669       32,855,423    2.6

                                              Total Fixed-Income Investments
                                              in Mexico                                  40,687,982       40,742,923    3.2

Venezuela    Foreign              13,000,000  Republic of Venezuela, Floating Rate,
             Government                         Brady Bonds 6.625% due 12/18/2007         9,516,875       10,757,500    0.8
             Obligations

                                              Total Fixed-Income Investments
                                              in Venezuela                                9,516,875       10,757,500    0.8

                                              Total Investments in Latin American
                                              Securities                                113,638,853      118,466,879    9.2

SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
NORTH                                                                                                                Percent of
AMERICA      Industries          Face Amount     Fixed-Income Investments                  Cost             Value    Net Assets
Canada       Broadcasting/ US$    10,000,000  Videotron Group, Ltd. Co., 10.25%
             Cable                              due 10/15/2002                       $   10,043,750   $   10,500,000    0.8%

             Chemicals            10,000,000  Veridian, Inc., 9.75% due 4/01/2003        10,048,250       10,350,000    0.8

             Energy               10,000,000  Gulf Canada Resources Ltd.,
                                                9% due 8/15/1999                          9,158,438       10,350,000    0.8

             Foreign       C$     38,000,000  Government of Canada, 7.50%
             Government                         due 9/01/2000                            28,861,671       29,295,154    2.3
             Obligations

             Paper         US$    10,000,000  Doman Industries Ltd., 8.75%
                                                due 3/15/2004                             9,300,000        9,300,000    0.7

                                              Total Fixed-Income Investments
                                              in Canada                                  67,412,109       69,795,154    5.4

United       Airlines              7,100,000  United Air Pass-Through, 10.125%
States                                          due 3/22/2015                             7,684,046        8,117,075    0.6
                                  15,000,000  USAir Inc., 10.375% due 3/01/2013          15,000,000       14,925,000    1.2
                                                                                     --------------   --------------  ------
                                                                                         22,684,046       23,042,075    1.8

             Broadcasting/        10,000,000  Lenfest Communications, Inc.,
             Cable                              10.50% due 6/15/2006                      9,922,100       10,250,000    0.8

             Building             10,000,000  Pacific Lumber Co., 10.50%
             Materials                          due 3/01/2003                            10,140,625        9,850,000    0.8
                                  11,035,000  USG Corp., 8.75% due 3/01/2017              9,717,469       10,786,712    0.8
                                                                                     --------------   --------------  ------
                                                                                         19,858,094       20,636,712    1.6

             Chemicals            10,340,000  G-I Holdings, Inc., 10%
                                                due 2/15/2006                            10,701,900       10,340,000    0.8

             Conglomerates        10,000,000  Coltec Industries Inc., 10.25%
                                                due 4/01/2002                            10,332,500       10,375,000    0.8
                                  10,000,000  Sequa Corp., 9.375% due 12/15/2003          9,915,000       10,025,000    0.8
                                                                                     --------------   --------------  ------
                                                                                         20,247,500       20,400,000    1.6

             Consumer             10,000,000  Revlon Consumer Products Corp.,
             Products                           9.375% due 4/01/2001                      8,842,084       10,150,000    0.8

             Energy               10,000,000  Clark R & M Holdings, Inc., 10.43%*
                                                due 2/15/2000                             7,064,305        7,112,500    0.6
                                   9,100,000  Maxus Energy Corp., 9.875%
                                                due 10/15/2002                            9,086,800        9,236,500    0.7
                                  10,000,000  Rowan Companies, Inc., 11.875%
                                                due 12/01/2001                           10,402,500       10,662,500    0.8
                                  10,000,000  Seagull Energy Corp., 8.625%
                                                due 8/01/2005                            10,000,000        9,900,000    0.8
                                  10,000,000  TransTexas Gas Corp., 11.50%
                                                due 6/15/2002                             9,996,125       10,625,000    0.8
                                                                                     --------------   --------------  ------
                                                                                         46,549,730       47,536,500    3.7

             Entertainment         2,880,000  Marvel Holdings Inc., 11.828%*
                                                due 4/15/1998                             2,392,968        2,282,400    0.2
                                   5,000,000  Spectravision Inc., 10.92%*
                                                due 10/01/2001                            4,410,496        2,625,000    0.2
                                                                                     --------------   --------------  ------
                                                                                          6,803,464        4,907,400    0.4

             Financial            10,000,000  Penn Financial Corp., 9.25%
             Services                           due 12/15/2003                           10,000,000       10,250,000    0.8
                                  10,000,000  Reliance Group Holdings, Inc., 9%
                                                due 11/15/2000                           10,000,000       10,100,000    0.8
                                                                                     --------------   --------------  ------
                                                                                         20,000,000       20,350,000    1.6

             Food & Beverage       5,000,000  Coca-Cola Bottling Co., 9%
                                                due 11/15/2003                            5,005,000        5,075,000    0.4
                                  14,000,000  Del Monte Co., 10% due 5/01/2003           14,004,063       13,177,500    1.0
                                  10,000,000  Specialty Foods Corp., 10.25%
                                                due 8/15/2001                            10,000,000        9,200,000    0.7
                                                                                     --------------   --------------  ------
                                                                                         29,009,063       27,452,500    2.1

             Gaming                1,906,000  Goldriver Hotel & Casino Corp.,
                                                13.375% due 8/31/1999                     2,645,548          609,920    0.0
                                  10,000,000  Greate Bay Properties, Inc.,
                                                10.875% due 1/15/2004                     9,996,250        8,700,000    0.7
                                   7,500,000  Harrah's Jazz Co., 14.25%
                                                due 11/15/2001                            5,178,125        4,162,500    0.3
                                  10,000,000  Showboat, Inc., 9.25% due 5/01/2008         9,748,750        9,975,000    0.8
                                  10,000,000  Trump Atlantic City Associates,
                                                11.25% due 5/01/2006                      9,943,750        9,875,000    0.8
                                                                                     --------------   --------------  ------
                                                                                         37,512,423       33,322,420    2.6

             Home Builders                    Del E. Webb Corp.:
                                   9,250,000    10.875% due 3/31/2000                     9,376,875        9,342,500    0.7
                                   3,500,000    9.75% due 3/01/2003                       3,472,455        3,500,000    0.3
                                              Ryland Group, Inc.:
                                   9,000,000    10.50% due 7/15/2002                      8,907,530        9,045,000    0.7
                                   1,250,000    10.50% due 7/01/2006                      1,240,625        1,246,875    0.1
                                                                                     --------------   --------------  ------
                                                                                         22,997,485       23,134,375    1.8

             Hotels               10,000,000  HMC Acquisition Properties, 9%
                                                due 12/15/2007                            9,346,250        9,612,500    0.7

             Packaging            10,000,000  Owens-Illinois, Inc., 11%
                                                due 12/01/2003                           11,401,563       10,937,500    0.8

             Paper                10,000,000  Container Corp. of America, 9.75%
                                                due 4/01/2003                            10,200,000       10,150,000    0.8
                                  10,000,000  Fort Howard Corp., 9% due 2/01/2006        10,007,500        9,850,000    0.7
                                  10,000,000  Stone Container Corp., 9.875%
                                                due 2/01/2001                             9,317,650       10,050,000    0.8
                                                                                     --------------   --------------  ------
                                                                                         29,525,150       30,050,000    2.3

             Restaurants          10,000,000  Flagstar Corp., 11.375% due 9/15/2003       9,640,000        5,850,000    0.4

             Supermarkets         15,000,000  Pueblo Xtra International Inc.,
                                                9.50% due 8/01/2003                      15,111,875       13,462,500    1.0

             Textiles             10,000,000  WestPoint Stevens Inc., 8.75%
                                                due 12/15/2001                           10,093,750       10,125,000    0.8

             Transportation       10,000,000  Viking Star Shipping Co., 9.625%
                                                due 7/15/2003                            10,028,438       10,250,000    0.8

             US Government        47,000,000  US Treasury Bonds, 6.875% due
             Obligations                        8/15/2025                                50,084,063       46,302,520    3.6

             Utilities             9,848,000  Beaver Valley II Funding, 9%
                                                due 6/01/2017                             7,262,900        8,855,912    0.7
                                   4,000,000  CTC Mansfield Funding Corp.,
                                                11.125% due 9/30/2016                     4,301,250        4,231,720    0.3
                                              Midland Cogeneration Venture
                                              Limited Partnership:
                                   7,680,600    10.33% due 7/23/2002 (b)                  7,526,988        8,064,630    0.6
                                  10,000,000    13.25% due 7/23/2006                     11,183,750       11,391,200    0.9
                                   9,100,000  Tucson Electric & Power Co.,
                                                10.732% due 1/01/2013                     8,713,250        8,781,136    0.7
                                                                                     --------------   --------------  ------
                                                                                         38,988,138       41,324,598    3.2

                                              Total Fixed-Income Investments
                                              in the United States                      439,347,116      429,436,600   33.2

                                                 Convertible Bonds

Canada       Metals &      US$       500,000  Inco Ltd., 5.75% due 7/01/2004                525,375          597,500    0.1
             Mining

             Paper                 1,500,000  Repap Enterprises Inc., 8.50%
                                                due 8/01/1997                             1,572,709        1,466,250    0.1

                                              Total Investments in Canadian
                                              Convertible Bonds                           2,098,084        2,063,750    0.2

SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
NORTH AMERICA                                                                                                         Percent of
(continued)  Industries          Face Amount        Convertible Bonds                      Cost             Value     Net Assets
United       Airlines      US$       515,000  Air Wis Services, Inc., 7.75%
States                                          due 6/15/2010                        $      466,229   $      476,375    0.0%

             Building &              800,000  Continental Homes Holding Corp.,
             Construction                       6.875% due 11/01/2002                       800,000          800,000    0.1
                                   1,500,000  Toll Brothers Inc., 4.75%
                                                due 1/15/2004                             1,500,000        1,425,000    0.1
                                   1,000,000  US Home Corp., 4.875% due 11/01/2005          991,000          805,000    0.1
                                                                                     --------------   --------------  ------
                                                                                          3,291,000        3,030,000    0.3

             Computers             5,000,000  Apple Computer, Inc., 6%
                                                due 6/01/2001                             4,945,000        4,962,500    0.4
                                   1,000,000  Data General Corp., 7.75%
                                                due 6/01/2001                               994,375          990,000    0.1
                                                                                     --------------   --------------  ------
                                                                                          5,939,375        5,952,500    0.5

             Conglomerates                    Polyphase Corp.:
                                     500,000    12% due 12/01/1997                          500,000          672,500    0.0
                                   2,000,000    12% due 7/01/1999                         2,000,000        2,430,000    0.2
                                   2,000,000  Thermo Electron Corp., 4.25%
                                                due 1/01/2003                             2,000,000        2,420,000    0.2
                                                                                     --------------   --------------  ------
                                                                                          4,500,000        5,522,500    0.4

             Electronics           1,500,000  Park Electrochemical Corporation,
                                                5.50% due 3/01/2006                       1,487,750        1,228,125    0.1
                                   1,500,000  Thermaquest Corp., 5% due 8/15/2000         1,500,000        1,545,000    0.1
                                   1,540,000  Thermo Optik Corp., 5% due 10/15/2000       1,542,600        1,663,200    0.1
                                                                                     --------------   --------------  ------
                                                                                          4,530,350        4,436,325    0.3

             Environmental         1,063,000  Thermo TerraTech, Inc., 4.625%
                                                due 5/01/2003                             1,114,735        1,020,480    0.1

             Financial             2,250,000  NAL Acceptance Corp., 10%
             Services                           due 9/12/1998                             2,250,000        2,812,500    0.2

             Healthcare            1,500,000  Integrated Health Services Inc.,
                                                5.75% due 1/01/2001                       1,493,750        1,485,000    0.1
                                   1,000,000  US Diagnostic Labs, Inc., 9%
                                                due 3/31/2003                             1,000,000        1,600,000    0.1
                                                                                     --------------   --------------  ------
                                                                                          2,493,750        3,085,000    0.2

             Industrial            1,300,000  Mascotech, Inc., 4.50% due 12/15/2003       1,126,000          991,250    0.1
                                     140,000  Recognition Equipment International,
                                                Inc., 7.25% due 4/15/2011                   103,600          128,800    0.0
                                                                                     --------------   --------------  ------
                                                                                          1,229,600        1,120,050    0.1

             Insurance             2,000,000  Statesman Group, Inc. (The), 6.25%
                                                due 5/01/2003                             2,060,000        2,110,000    0.2

             Machine--             1,500,000  Cooper Industries, Inc., 7.05%
             Diversified                        due 1/01/2015                             1,474,999        1,620,000    0.1

             Mining                2,000,000  Coeur d'Alene Mines Corp., 6.375%
                                                due 1/31/2004                             1,916,550        1,780,000    0.1

             Office Equipment      1,000,000  US Office Products Co., 5.50%
                                                due 5/15/2003                             1,000,000          950,000    0.1

             Oil--Domestic         3,000,000  Key Energy Group, Inc., 7%
                                                due 7/01/2003                             3,000,000        3,052,500    0.2
                                   4,750,000  USX Corp., 7% due 6/15/2017                 4,184,150        4,488,750    0.4
                                   2,080,000  Wainoco Oil Corp., 7.75% due 6/01/2014      1,880,352        1,664,000    0.1
                                                                                     --------------   --------------  ------
                                                                                          9,064,502        9,205,250    0.7

             Pharmaceuticals       2,600,000  Bindley Western Industries, Inc.,
                                                6.50% due 10/01/2002                      2,563,000        2,691,000    0.2
                                   2,000,000  IVAX Corp., 6.50% due 11/15/2001            1,897,500        1,780,000    0.1
                                                                                     --------------   --------------  ------
                                                                                          4,460,500        4,471,000    0.3

             Publishing/           2,150,000  Graphic Industries, Inc.,
             Printing                           7% due 5/15/2006                          1,899,375        1,859,750    0.1

             Real Estate           1,720,000  Pacific Gulf Properties, Inc.,
             Investment                         8.375% due 2/15/2001                      1,513,262        1,728,600    0.1
             Trust

             Retail                  200,000  Baby Superstores Inc., 4.875%
                                                due 10/01/2000                              200,000          164,000    0.0
                                     825,000  Baker (J.) Inc., 7% due 6/01/2002             824,527          651,750    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,024,527          815,750    0.1

             Technology            1,250,000  Broadband Technologies, Inc.,
                                                5% due 5/15/2001                          1,246,250          993,750    0.1
                                     250,000  Safeguard Scientifics, Inc., 6%
                                                due 2/01/2006                               250,000          333,125    0.0
                                                                                     --------------   --------------  ------
                                                                                          1,496,250        1,326,875    0.1

             Temporary Help        6,375,000  Quantum Health Resources, Inc.,
             Services                           4.75% due 10/01/2000 (g)                  5,956,562        5,833,125    0.5

             Textiles              1,025,000  Fieldcrest Cannon, Inc., 6%
                                                due 3/15/2012                               763,625          738,000    0.1

             Transportation          300,000  Varlen Corp., 6.50% due 6/01/2003             297,000          321,000    0.0
             Products

                                              Total Investments in United States
                                              Convertible Bonds                          58,742,191       60,215,080    4.6


                                              Convertible Preferred Stocks, Preferred
                                 Shares Held   Stocks, Common Stocks & Warrants

United       Banking &                59,843  RCSB Financial, Inc.                        1,100,014        1,593,320    0.1
States       Finance                  50,200  Union Planters Corp., Pfd. $2.00            1,775,655        2,208,800    0.2
                                                                                     --------------   --------------  ------
                                                                                          2,875,669        3,802,120    0.3

             Communications          195,831  ICG Communications, Inc. (i)***             3,484,312        4,112,451    0.3

             Electronics             120,054  Rexel S.A.                                  1,201,065        1,890,850    0.1
             Distributor

             Entertainment            10,483  Time Warner, Inc. (Series K) Pfd. (a)      10,406,955       10,902,320    0.8

             Environmental            35,200  Allied Waste Industries, Inc.,
                                                $90 Conv. Pfd. (e)***                     3,520,401        6,617,600    0.5

             Financial Services       28,125  NAL Acceptance Corp. (Warrants)(c)                  0          151,172    0.0

             Food & Beverage         465,500  RJR Nabisco, Inc., Pfd. $.60
                                                (Series C)                                3,021,638        2,502,062    0.2

             Forest Products &        38,400  James River Corp. of Virginia               1,691,441        1,828,800    0.2
             Paper                    65,000  James River Corp. of Virginia
                                                (Series P), Conv. Pfd.                    1,562,025        1,673,750    0.1
                                      22,400  James River Corp. of Virginia,
                                                $3.375 (Series K), Conv. Pfd.             1,007,686        1,064,000    0.1
                                                                                     --------------   --------------  ------
                                                                                          4,261,152        4,566,550    0.4

             Gaming                   75,000  Goldriver Hotel & Casino Corp.,
                                                Liquidating Trust                            75,000           26,719    0.0
                                      30,000  Goldriver Hotel & Casino Corp.
                                                (Series B)(d)                               219,738                0    0.0
                                                                                     --------------   --------------  ------
                                                                                            294,738           26,719    0.0

             Hotels                    1,608  Buckhead America Corp.                          8,291            9,648    0.0

             Industrial              113,000  Albany International Corp. (Class A)        2,146,773        2,443,625    0.2
             Services                 30,900  Mascotech, Inc., Pfd $1.20                    471,164          440,325    0.0
                                                                                     --------------   --------------  ------
                                                                                          2,617,937        2,883,950    0.2

SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
NORTH AMERICA                                 Convertible Preferred Stocks, Preferred                                Percent of
(concluded)  Industries          Shares Held   Stocks, Common Stocks & Warrants            Cost             Value    Net Assets
United       Insurance               163,141  Kemper Corp., Pfd. $5.25 (Series E)    $    8,349,078    $   8,707,651    0.7%
States                                 1,500  Westbridge Capital Corp., Pfd.              1,500,000        1,530,000    0.1
(concluded)                                                                          --------------   --------------  ------
                                                                                          9,849,078       10,237,651    0.8

             Mining                   50,000  Coeur d'Alene Mines Corp., Pfd.             1,062,500          818,750    0.1

             Oil & Gas                43,000  Snyder Oil Corp., Pfd. $1.50
                                                (Series A)                                  906,023          860,000    0.1
                                      20,000  Western Gas Resources, Inc.,
                                                Pfd $2.62                                 1,000,000          670,000    0.0
                                                                                     --------------   --------------  ------
                                                                                          1,906,023        1,530,000    0.1

             Transportation           19,000  Sea Containers Ltd., Conv. Pfd. $4.00         875,463          897,750    0.1

                                              Total Investments in United
                                              States Convertible Preferred
                                              Stocks, Preferred Stocks,
                                              Common Stocks & Warrants                   45,385,222       50,949,593    3.9

                                              Total Investments in North American
                                              Securities                                612,984,722      612,460,177   47.3

PACIFIC
BASIN                            Face Amount        Fixed-Income Investments

Indonesia    Paper         US$     5,000,000  P.T. Indah Kiat International
                                                Finance, 12.50% due 6/15/2006             5,025,000        5,350,000    0.4

                                              Total Investments in Pacific
                                              Basin Securities                            5,025,000        5,350,000    0.4

WESTERN
EUROPE

Denmark      Finance       Dkr   124,000,000  Nykredit, 6% due 10/01/2026                17,749,907       17,966,198    1.4

             Foreign                          Denmark Government Bonds:
             Government          303,000,000    8% due 11/15/2001                        57,031,108       56,600,417    4.4
             Obligations         111,000,000    8% due 5/15/2003                         20,280,063       20,634,372    1.6
                                  52,770,000    8% due 3/15/2006                          9,593,697        9,658,344    0.7
                                                                                     --------------   --------------  ------
                                                                                         86,904,868       86,893,133    6.7

                                              Total Fixed-Income Investments
                                              in Denmark                                104,654,775      104,859,331    8.1

Germany      Foreign       DM     12,500,000  German Unity Fund, 8% due 1/21/2002         9,845,040        9,231,223    0.7
             Government           20,000,000  Rheinland-Pfalz Girozentrale,
             Obligations                        5.75% due 10/16/2003                     13,171,797       13,038,406    1.0
                                  58,500,000  Treuhandanstalt, 7.125% due 1/29/2003      40,818,960       41,461,463    3.2

                                              Total Fixed-Income Investments
                                              in Germany                                 63,835,797       63,731,092    4.9

Italy        Foreign       Lit50,500,000,000  Buoni Poliennali del Tesoro
             Government                         (Italian Government Bonds), 9.50%
             Obligations                        due 2/01/2001                            34,044,607       35,058,564    2.7

                                              Total Fixed-Income Investments
                                              in Italy                                   34,044,607       35,058,564    2.7

Poland       Foreign       US$     1,000,000  Polish Government Brady Bonds,
             Government                         6.437% due 10/27/2024                       863,750          952,500    0.1
             Obligations           3,000,000  Polish PDI Bonds, 3.75% due 10/27/2014      2,260,000        2,370,000    0.2

                                              Total Fixed-Income Investments
                                              in Poland                                   3,123,750        3,322,500    0.3

Spain        Foreign                          Government of Spain:
             Government    Pta 8,100,000,000    10.10% due 2/28/2001                     69,494,128       69,608,882    5.4
             Obligations       2,070,000,000    11.30% due 1/15/2002                     18,220,584       18,772,731    1.4

                                              Total Fixed-Income Investments
                                              in Spain                                   87,714,712       88,381,613    6.8

Sweden       Foreign       Skr   223,500,000  Government of Sweden, 10.25%
             Government                         due 5/05/2000                            37,177,798       37,880,584    2.9
             Obligations

                                              Total Fixed-Income Investments
                                              in Sweden                                  37,177,798       37,880,584    2.9

United       Broadcasting/ US$     3,000,000  Videotron Holdings PLC, 10.82%*
Kingdom      Cable                              due 8/15/2005                             1,948,399        1,987,500    0.2

             Communications       20,000,000  TeleWest Communications PLC,
                                                11.41%* due 10/01/2007                   13,028,286       12,700,000    1.0

             Foreign     Pound                United Kingdom Gilt:
             Government  Sterling 17,000,000    8.50% due 12/07/2005                     27,312,245       28,159,730    2.2
             Obligations          18,500,000    7.75% due 9/08/2006                      28,710,753       29,061,072    2.2
                                                                                     --------------   --------------  ------
                                                                                         56,022,998       57,220,802    4.4

                                              Total Fixed-Income Investments
                                              in the United Kingdom                      70,999,683       71,908,302    5.6

                                                    Convertible Bonds

Ireland      Dental        US$       500,000  Phoenix Shannon PLC, 9.50%
             Equipment                          due 11/01/2000                              500,000          395,000    0.0
             & Supplies

                                              Total Investments in
                                              Irish Convertible Bonds                       500,000          395,000    0.0

                                              Total Investments in Western
                                              European Securities                       402,051,122      405,536,986   31.3

SHORT-TERM
SECURITIES                                                Issue

             Commercial    US$    37,456,000  General Electric Capital Corp., 5.80%
             Paper**                            due 10/01/1996                           37,456,000       37,456,000    2.9
                                  20,000,000  National Fleet Funding Corp., 5.27%
                                                due 10/18/1996                           19,950,228       19,950,228    1.5
                                                                                     --------------   --------------  ------
                                                                                         57,406,228       57,406,228    4.4

             US Government &      25,000,000  Federal Home Loan Bank, 5.33%
             Agency                             due 11/14/1996                           24,837,139       24,837,139    1.9
             Obligations**        20,000,000  Federal National Mortgage Association,
                                                5.28% due 11/12/1996                     19,876,800       19,876,800    1.6
                                              US Treasury Bills (h):
                                   3,000,000    5.045% due 11/07/1996                     2,984,445        2,984,790    0.2
                                   3,000,000    5.27% due 3/13/1997                       2,928,416        2,930,310    0.2
                                                                                     --------------   --------------  ------
                                                                                         50,626,800       50,629,039    3.9

                                              Total Investments in
                                              Short-Term Securities                     108,033,028      108,035,267    8.3

                                              Total Investments                       1,242,697,725    1,250,829,309   96.6

SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
OPTIONS                         Nominal Value                                            Premiums                  Percent of
WRITTEN                      Covered by Options           Issue                          Received         Value    Net Assets
             Currency Call US$    27,030,000  British Pound, expiring November
             Options                            1996 at Pound Sterling1.59           $     (102,714)  $      (29,733)   0.0%
             Written

                                                Total Options Written                      (102,714)         (29,733)   0.0

             Total Investments                                                       $1,242,595,011    1,250,799,576   96.6
                                                                                     ==============
             Short Sales (Proceeds--$9,500,872)***                                                        (9,561,857)  (0.8)

             Variation Margin on Financial Futures Contracts****                                            (440,177)  (0.0)

             Unrealized Depreciation on Forward Foreign Exchange Contracts*****                           (1,403,623)  (0.1)

             Other Assets Less Liabilities                                                                55,616,126    4.3
                                                                                                      --------------  ------
             Net Assets                                                                               $1,295,010,045  100.0%
                                                                                                      ==============  ======

             Net Asset Value: Class A--Based on net assets of $222,650,728 and 25,289,824
                                       shares outstanding                                             $         8.80
                                                                                                      ==============
                              Class B--Based on net assets of $1,050,131,321 and 119,354,214
                                       shares outstanding                                             $         8.80
                                                                                                      ==============
                              Class C--Based on net assets of $8,943,772 and 1,017,350
                                       shares outstanding                                             $         8.79
                                                                                                      ==============
                              Class D--Based on net assets of $13,284,224 and 1,508,965
                                       shares outstanding                                             $         8.80
                                                                                                      ==============

          (a)Represents a pay-in-kind security which may pay interest/ dividends in additional face/shares.
          (b)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
          (c)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
          (d)Each share of Series B stock contains a right which entitles the holder to purchase a predetermined number of shares of Preferred Stock.
          (e)Each unit consists of 10 shares of Allied Waste Industries, Inc.
          (f)The rights may be exercised until 2/06/2001.
          (g)Quantum Health Resources, Inc. is convertible into Olsten Corp.
          (h)All or a portion of securities held as collateral in connection with open financial futures contracts.
          (i)Formerly Intelcom Group, Inc.
            *Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund. **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
          ***Covered Short Sales entered into as of September 30, 1996 were as follows:

             Shares                   Issue                             Value

             581,270    Allied Waste Industries, Inc.                $(5,449,406)
             195,831    ICG Communications, Inc.                      (4,112,451)

             Total (Proceeds--$9,500,872)                            $(9,561,857)
                                                                     ===========

         ****Financial futures contracts sold as of September 30, 1996 were as follows:

             Number of                               Expiration
             Contracts   Issue          Exchange        Date            Value

             329        Bundes            LIFFE    December 1996   $ (53,183,805)
             105        Gilts             LIFFE    December 1996      (8,922,334)
              67        Italian BTP       LIFFE    December 1996     (10,700,447)
             288        US Treasury Bonds  CBOT    December 1996     (31,446,000)

             Total Financial Futures Contracts Sold
             (Total Contract Price--$102,276,970)                  $(104,252,586)
                                                                   =============

        *****Forward foreign exchange contracts as of September 30, 1996 were as follows:

             Foreign Currency                Expiration              Unrealized
             Purchased                          Date                Depreciation

             DM 161,982,268                October 1996              $(1,383,577)

             Total (US$ Commitment--$107,573,292)                    $(1,383,577)
                                                                     -----------

             Foreign                         Expiration              Unrealized
             Currency Sold                      Date                Depreciation

             Pound Sterling 8,380,544      October 1996              $   (20,046)

             Total (US$ Commitment--$13,093,292)                     $   (20,046)
                                                                     -----------

             Total Unrealized Depreciation on Forward
             Foreign Exchange Contracts--Net                         $(1,403,623)
                                                                     ===========
